Expense Example - Clarion Global Real Estate Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	375
Expense Example, with Redemption, 10 Years	843
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	511
Expense Example, with Redemption, 10 Years	1,139
Class E
Expense Example:
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	457
Expense Example, with Redemption, 10 Years	$ 1,022